Investment in jointly controlled entities - Summary of Joint Ventures (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Aalok Solarfarms Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investment owned number of shares		3,498,744
Face value of shares invested	$ 10
Heramba Renewables Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investment owned number of shares		6,996,900
Face value of shares invested	$ 10
Abha Solarfarms Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investment owned number of shares		3,498,744
Face value of shares invested	$ 10
Shreyas Solarfarms Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investment owned number of shares		6,997,494
Face value of shares invested	$ 10